Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Equity Option Plan
The following summarizes the Company’s equity option plan and the activity for the years ended December 31, 2021 and 2020:

	Equity Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2019	8,968,285	$0.61	8.26
Granted	—	—
Exercised	(187,580)	0.54
Forfeited	(1,011,174)	0.64

Outstanding at December 31, 2020	7,769,531	$0.60	6.04
Granted	—	—
Exercised	(33,217)	0.55
Forfeited	(9,770)	0.74

Outstanding at December 31, 2021	7,726,544	$0.60	5.22

Vested or expect to vest as of December 31, 2021	7,726,544	$0.60	5.22

Vested and exercisable at December 31, 2021	7,063,174	$0.59	5.05

Schedule of Fair Value of Options	The fair value of the options that were valued as of December 22, 2021, was determined to be $13.78 per option. A Black-Scholes Merton model was used to determine the fair value with the following inputs:

December 22, 2021
Dividend yield	0.00%
Volatility	67.0%
Risk-free rate	1.33%
Term (in years)	6.25

Summary of RSU Activity
A summary of the RSU activity for the years ended December 31, 2021 and 2020, is as follows:

	Equity Option Awards	Weighted Average Grant-Date Fair Value per Unit
Nonvested as of December 31, 2019	$—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested as of December 31, 2020	—	$—

Granted	847,081	$7.95
Vested	—	—
Forfeited	—	—

Nonvested as of December 31, 2021	847,081	$—

Summary of Total Equity-based Compensation Expense
The following table summarizes the total equity-based compensation expense included in the Consolidated Statements of Operations:

	Year Ended December 31,
	2021	2020
Platform operations	$295	$—
Sales and marketing	1,786	—
Technology and development	531	—
General and administrative	3,211	657

Total equity-based compensation expense	$5,823	$657